Subsequent events (Details Narrative) - Subsequent Event [Member] - USD ($)	Jun. 13, 2025	Jun. 11, 2025
Guoning Zhonghao (Ningbo) Trade Co., Ltd. [Member]
Proceed from disposal of subsidiary		$ 1,394
Ningbo Farmmi Baitong Trade Co., Ltd. [Member]
Proceed from disposal of subsidiary		$ 697
Zhejiang Farmmi Ecological Agricultural Technology Co., Ltd. [Member]
Proceed from disposal of subsidiary	$ 1,394